Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has assessed all events from September 30, 2024, up through December 31, 2024, which is the date of these unaudited interim condensed consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.

On November 15, 2024, the Company entered into a securities purchase agreement with an individual investor, pursuant to which the Company agreed to sell to the investor an aggregate of 500,000 ordinary shares, par value $0.0001 at a purchase price of $2.00 per share in a registered direct offering.

On December 17, 2024, the Company held an extraordinary general meeting of members, at which the shareholders approved, as a special resolution, the re-designation and re-classification of the Company’s ordinary shares (the “Re-Designation of Share Capital”) and the adoption of the Second Amended and Restated Memorandum and Articles of Association of the Company. Pursuant to the Re-Designation of Share Capital, the 16,172,300 ordinary shares issued as of that date were re-designated and re-classified into (i) 8,132,300 Class A ordinary shares, par value $0.0001 each, with one vote per share, and (ii) 8,040,000 Class B ordinary shares, par value $0.0001 each, with 10 votes per share, on a one-for-one basis. As of the date of these unaudited interim condensed consolidated financial statements are available to be issued, the Company has not adopted a dual-class share capital structure.